Pensions and other postretirement benefits	12 Months Ended
Dec. 31, 2015
Pensions and other postretirement benefits
Pensions and other postretirement benefits

12 – Pensions and other postretirement benefits

The Company has various retirement benefit plans under which substantially all of its employees are entitled to benefits at retirement age, generally based on compensation and length of service and/or contributions. Senior and executive management employees subject to certain minimum service and age requirements, are also eligible for an additional retirement benefit under their Special Retirement Stipend Agreements, the Supplemental Executive Retirement Plan or the Defined Contribution Supplemental Executive Retirement Plan.

The Company also offers postretirement benefits to certain employees providing life insurance, medical benefits and, for a closed group of employees, free rail travel benefits during retirement. These postretirement benefits are funded as they become due. The information in the tables that follow pertains to all of the Company’s defined benefit plans. However, the following descriptions relate solely to the Company’s main pension plan, the CN Pension Plan, unless otherwise specified.

Description of the CN Pension Plan

The CN Pension Plan is a contributory defined benefit pension plan that covers the majority of CN employees. It provides for pensions based mainly on years of service and final average pensionable earnings and is generally applicable from the first day of employment. Indexation of pensions is provided after retirement through a gain/loss sharing mechanism, subject to guaranteed minimum increases. An independent trust company is the Trustee of the Company’s pension trust funds (including the CN Pension Trust Fund). As Trustee, the trust company performs certain duties, which include holding legal title to the assets of the CN Pension Trust Fund and ensuring that the Company, as Administrator, complies with the provisions of the CN Pension Plan and the related legislation. The Company utilizes a measurement date of December 31 for the CN Pension Plan.

Funding policy

Employee contributions to the CN Pension Plan are determined by the plan rules. Company contributions are in accordance with the requirements of the Government of Canada legislation, the Pension Benefits Standards Act, 1985, including amendments and regulations thereto, and such contributions follow minimum and maximum thresholds as determined by actuarial valuations. Actuarial valuations are generally required on an annual basis for all Canadian plans, or when deemed appropriate by the Office of the Superintendent of Financial Institutions. These actuarial valuations are prepared in accordance with legislative requirements and with the recommendations of the Canadian Institute of Actuaries for the valuation of pension plans. Actuarial valuations are also required annually for the Company’s U.S. qualified pension plans.

The Company’s most recently filed actuarial valuations for its Canadian registered pension plans conducted as at December 31, 2014 indicated a funding excess on a going concern basis of approximately $1.9 billion and a funding deficit on a solvency basis of approximately $0.7 billion calculated using the three-year average of the plans’ hypothetical wind-up ratio in accordance with the Pension Benefit Standards Regulations, 1985. The federal pension legislation requires funding deficits, as calculated under current pension regulations, to be paid over a number of years. Alternatively, a letter of credit can be subscribed to fulfill required solvency deficit payments.

The Company’s next actuarial valuations for its Canadian plans required as at December 31, 2015 will be performed in 2016. These actuarial valuations are expected to identify a funding excess on a going concern basis of approximately $2.3 billion, while on a solvency basis a funding excess of approximately $0.2 billion is expected. Based on the anticipated results of these valuations, the Company expects to make total cash contributions of approximately $115 million for all pension plans in 2016. As at February 1, 2016 the Company had contributed $60 million to its defined benefit pension plans for 2016.

Plan assets

The assets of the Company’s various Canadian defined benefit pension plans are primarily held in separate trust funds (“Trusts”) which are diversified by asset type, country and investment strategies. Each year, the CN Board of Directors reviews and confirms or amends the Statement of Investment Policies and Procedures (SIPP) which includes the plans’ long-term asset mix target and related benchmark indices (“Policy”). This Policy is based on a long-term forward-looking view of the world economy, the dynamics of the plans’ benefit obligations, the market return expectations of each asset class and the current state of financial markets.

Annually, the CN Investment Division (“Investment Manager”), a division of the Company created to invest and administer the assets of the plans, proposes a short-term asset mix target (“Strategy”) for the coming year, which is expected to differ from the Policy, because of current economic and market conditions and expectations. The Investment Committee of the Board (“Committee”) regularly compares the actual asset mix to the Policy and Strategy and compares the actual performance of the Company’s pension plans to the performance of the benchmark indices.

The Company’s 2015 Policy and actual asset allocation for the Company’s pension plans based on fair value are as follows:

	Policy	Actual plan asset allocation

		2015	2014
Cash and short-term investments	3%	2%	3%
Bonds and mortgages	37%	30%	29%
Equities	45%	40%	39%
Real estate	4%	2%	2%
Oil and gas	7%	5%	8%
Infrastructure	4%	7%	5%
Absolute return	-	11%	10%
Risk-based allocation	-	3%	4%
Total	100%	100%	100%

The Committee’s approval is required for all major investments in illiquid securities. The SIPP allows for the use of derivative financial instruments to implement strategies, hedge, and adjust existing or anticipated exposures. The SIPP prohibits investments in securities of the Company or its subsidiaries. Investments held in the Company’s pension plans consist mainly of the following:

  Cash and short-term investments consist primarily of highly liquid securities which ensure adequate cash flows are available to cover near-term benefit payments. Short-term investments are mainly obligations issued by Canadian chartered banks.
  Bonds include bond instruments, issued or guaranteed by governments and corporate entities, as well as corporate notes and investments in emerging market debt. As at December 31, 2015, 74% (82% in 2014) of bonds were issued or guaranteed by Canadian, U.S. or other governments. Mortgages consist of mortgage products which are primarily conventional or participating loans secured by commercial properties.
  Equity investments are primarily publicly traded securities, well diversified by country, issuer and industry sector. As at December 31, 2015, the most significant allocation to an individual issuer was approximately 2% (2% in 2014) and the most significant allocation to an industry sector was approximately 22% (23% in 2014).
  Real estate is a diversified portfolio of Canadian land and commercial properties and investments in real estate private equity funds.
  Oil and gas investments include petroleum and natural gas properties and listed and non-listed Canadian securities of oil and gas companies.
  Infrastructure investments include participations in private infrastructure funds, public and private debt and publicly traded equity securities of infrastructure and utility companies.
  Absolute return investments are primarily a portfolio of units of externally managed hedge funds, which are invested in various long/short strategies within multi-strategy, fixed income, equities, global macro and commodity funds, as presented in the table of fair value measurement. Managers are monitored on a continuous basis through investment and operational due diligence.
  Risk-based allocation investments are a portfolio of units of externally managed funds where the asset class exposures are managed on a risk-adjusted basis in order to capture asset class premiums.

The plans’ Investment Manager monitors market events and exposures to markets, currencies and interest rates daily. When investing in foreign securities, the plans are exposed to foreign currency risk that may be adjusted or hedged; the effect of which is included in the valuation of the foreign securities. Net of the effects mentioned above, the plans were 66% exposed to the Canadian dollar, 13% to the US dollar, 8% to European currencies, 5% to the Japanese Yen and 8% to various other currencies as at December 31, 2015. Interest rate risk represents the risk that the fair value of the investments will fluctuate due to changes in market interest rates. Sensitivity to interest rates is a function of the timing and amount of cash flows of the assets and liabilities of the plans. Overall return in the capital markets and the level of interest rates affect the funded status of the Company's pension plans, particularly the Company’s main Canadian pension plan. Adverse changes with respect to pension plan returns and the level of interest rates from the date of the last actuarial valuations may have a material adverse effect on the funded status of the plans and on the Company’s results of operations. Derivatives are used from time to time to adjust asset mix or exposures to foreign currencies, interest rate or market risks of the portfolio or anticipated transactions. Derivatives are contractual agreements whose value is derived from interest rates, foreign exchange rates, and equity or commodity prices. They may include forwards, futures, options and swaps and are included in investment categories based on their underlying exposure. When derivatives are used for hedging purposes, the gains or losses on the derivatives are offset by a corresponding change in the value of the hedged assets. To manage credit risk, established policies require dealing with counterparties considered to be of high credit quality.

The following tables present the fair value of plan assets as at December 31, 2015 and 2014 by asset class, their level within the fair value hierarchy, and the valuation techniques and inputs used to measure such fair value:

	Fair value measurements at December 31, 2015
In millions	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$389	$47	$342	$-
Bonds (2)
Canada, U.S. and supranational	1,280	-	1,280	-
Provinces of Canada and municipalities	2,611	-	2,611	-
Corporate	911	-	911	-
Emerging market debt	471	-	471	-
Mortgages (3)	127	-	127	-
Equities (4)
Canadian	1,556	1,532	-	24
U.S.	1,236	1,236	-	-
International	4,315	4,315	-	-
Real estate (5)	357	-	-	357
Oil and gas (6)	1,012	234	12	766
Infrastructure (7)	1,237	10	102	1,125
Absolute return funds (8)			-	-
Multi-strategy	714	-	714	-
Fixed income	440	-	372	68
Equity	261	-	261	-
Global macro	499	-	499	-
Risk-based allocation (9)	422	-	422	-
Total	$17,838	$7,374	$8,124	$2,340
Other (10)	79
Total plan assets	$17,917

	Fair value measurements at December 31, 2014
In millions	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$579	$64	$515	$-
Bonds (2)
Canada, U.S. and supranational	1,450	-	1,450	-
Provinces of Canada and municipalities	2,701	-	2,701	-
Corporate	618	-	618	-
Emerging market debt	296	-	296	-
Mortgages (3)	131	-	131	-
Equities (4)
Canadian	2,096	2,072	-	24
U.S.	1,493	1,493	-	-
International	3,425	3,425	-	-
Real estate (5)	317	-	-	317
Oil and gas (6)	1,374	349	17	1,008
Infrastructure (7)	885	14	107	764
Absolute return funds (8)
Multi-strategy	591	-	591	-
Fixed income	471	-	428	43
Equity	299	-	299	-
Global macro	384	-	384	-
Commodity	1	-	1	-
Risk-based allocation (9)	635	-	635	-
Total	$17,746	$7,417	$8,173	$2,156
Other (10)	15
Total plan assets	$17,761
Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.		Footnotes to the table follow on the next page.

The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

		Fair value measurements based on significant unobservable inputs (Level 3)

In millions		Equities (4)	Real estate (5)	Oil and gas (6)	Infrastructure (7)	Absolute return (8)	Total
Balance at December 31, 2013		$22	$299	$961	$663	$33	$1,978
	Actual return relating to assets still held at the reporting date	1	21	-	2	1	25
	Purchases	4	-	47	159	9	219
	Sales	(3)	(3)	-	(60)	-	(66)
Balance at December 31, 2014		$24	$317	$1,008	$764	$43	$2,156
	Actual return relating to assets still held at the reporting date	5	(5)	(242)	160	1	(81)
	Purchases	3	51	-	405	30	489
	Sales	(8)	(6)	-	(204)	(6)	(224)
Balance at December 31, 2015		$24	$357	$766	$1,125	$68	$2,340

(1)	Cash and short-term investments are valued at cost, which approximates fair value, and are categorized as Level 1 for cash and Level 2 for short-term investments.
(2)	Bonds are valued using mid-price bids obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments. Emerging market debt funds are valued based on the net asset value obtained from each fund’s administrator. All bonds are categorized as Level 2.
(3)	Mortgages are secured by real estate. The fair value of $127 million ($131 million in 2014) of mortgages categorized as Level 2 is based on the present value of future cash flows using current market yields for comparable instruments.
(4)	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets. The fair value of equity investments of $24 million ($24 million in 2014) categorized as Level 3 represent units in private equity funds which are valued by their independent administrators.
(5)	The fair value of real estate investments of $357 million ($317 million in 2014) includes land and buildings net of related mortgage debt of $4 million ($34 million in 2014) and is categorized as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis. Mortgage debt is valued based on the present value of future cash flows using current market yields for comparable instruments.
(6)	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments of $766 million ($1,008 million in 2014) categorized as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(7)	Infrastructure investments consist of $10 million ($14 million in 2014) of publicly traded equity securities of infrastructure companies categorized as Level 1, $102 million ($107 million in 2014) of term loans, bonds and infrastructure funds issued by infrastructure companies categorized as Level 2 and $1,125 million ($764 million in 2014) of infrastructure funds that are categorized as Level 3 and are valued based on discounted cash flows or earnings multiples. Distributions may be received throughout the term of the funds and/or upon the sale of the underlying investments.
(8)	Absolute return investments are valued using the net asset value as reported by the independent fund administrators. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Absolute return investments are categorized as Level 2 except those that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date, which are categorized as Level 3.
(9)	Risk-based allocation investments are valued using the net asset value as reported by the independent fund administrators and are categorized as Level 2. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.
(10)	Other consists of operating assets of $119 million ($145 million in 2014) and liabilities of $40 million ($130 million in 2014) required to administer the Trusts' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2015	2014	2015	2014
Change in benefit obligation
Projected benefit obligation at beginning of year		$17,279	$15,510	$267	$256
Amendments		1	2	-	2
Interest cost		650	711	10	12
Actuarial loss (gain) on projected benefit obligation		(112)	1,815	(8)	6
Service cost		152	132	3	2
Plan participants’ contributions		58	58	-	-
Foreign currency changes		55	22	14	7
Benefit payments, settlements and transfers		(1,002)	(971)	(17)	(18)
Projected benefit obligation at end of year (1)		$17,081	$17,279	$269	$267
Component representing future salary increases		(334)	(349)	-	-
Accumulated benefit obligation at end of year		$16,747	$16,930	$269	$267
Change in plan assets
Fair value of plan assets at beginning of year		$17,761	$16,869	$-	$-
Employer contributions		108	111	-	-
Plan participants’ contributions		58	58	-	-
Foreign currency changes		34	15	-	-
Actual return on plan assets		958	1,679	-	-
Benefit payments, settlements and transfers		(1,002)	(971)	-	-
Fair value of plan assets at end of year (1)		$17,917	$17,761	$-	$-

Funded status - Excess (deficiency) of fair value of plan assets over
projected benefit obligation at end of year		$836	$482	$(269)	$(267)

(1)	The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2015 were $15,794 million and $17,038 million, respectively ($16,059 million and $16,905 million, respectively, at December 31, 2014). The measurement date of all plans is December 31.

Amounts recognized in the Consolidated Balance Sheets
		Pensions		Other postretirement benefits
In millions	December 31,	2015	2014	2015	2014
Noncurrent assets - Pension asset		$1,305	$882	$-	$-
Current liabilities (Note 9)		-	-	(18)	(17)
Noncurrent liabilities - Pension and other postretirement benefits		(469)	(400)	(251)	(250)
Total amount recognized		$836	$482	$(269)	$(267)

Amounts recognized in Accumulated other comprehensive loss (Note 15)
		Pensions		Other postretirement benefits
In millions	December 31,	2015	2014	2015	2014
Net actuarial gain (loss) (1)		$(2,204)	$(2,502)	$21	$17
Prior service cost (2)		(17)	(20)	(4)	(5)

(1)	The estimated net actuarial loss for defined benefit pension plans and net actuarial gain for other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $198 million and $6 million, respectively.
(2)	The estimated prior service cost for defined benefit pension plans and other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $4 million and $1 million, respectively.

Information for the pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions		Other postretirement benefits
In millions	December 31,	2015	2014	2015	2014
Projected benefit obligation		$743	$646	N/A	N/A
Accumulated benefit obligation		656	585	N/A	N/A
Fair value of plan assets		274	246	N/A	N/A

Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

Pensions	Other postretirement benefits
In millions	Year ended December 31,	2015	2014	2013	2015	2014	2013
Current service cost	$152	$132	$155	$3	$2	$3
Interest cost	650	711	658	10	12	11
Settlement loss	4	3	4	-	-	-
Expected return on plan assets	(1,004)	(978)	(958)	-	-	-
Amortization of prior service cost	4	4	4	1	2	1
Amortization of net actuarial loss (gain)	228	124	227	(4)	(4)	(1)
Net periodic benefit cost (income)	$34	$(4)	$90	$10	$12	$14

Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

Pensions	Other postretirement benefits
December 31,	2015	2014	2013	2015	2014	2013
To determine projected benefit obligation
Discount rate (1) (2)	3.99%	3.87%	4.73%	4.14%	3.86%	4.69%
Rate of compensation increase (3)	2.75%	3.00%	3.00%	2.75%	3.00%	3.00%
To determine net periodic benefit cost
Discount rate (1)	3.87%	4.73%	4.15%	3.86%	4.69%	4.01%
Rate of compensation increase (3)	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Expected return on plan assets (4)	7.00%	7.00%	7.00%	N/A	N/A	N/A

(1)	The Company’s discount rate assumption, which is set annually at the end of each year, is used to determine the projected benefit obligation at the end of the year and the net periodic benefit cost for the following year. Beginning in 2016, as described in the "Adoption of the spot rate approach" section of this Note, the Company will adopt the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans.
(2)	The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. The discount rate is determined by management with the aid of third-party actuaries. For the Canadian pension and other postretirement benefit plans, future expected benefit payments at each measurement date are discounted using spot rates from a derived AA corporate bond yield curve. The derived curve is based on observed rates for AA corporate bonds with short-term maturities and a projected AA corporate curve for longer-term maturities based on spreads between observed AA corporate bonds and AA provincial bonds. The derived curve is expected to generate cash flows that match the estimated future benefit payments of the plans as the bond rate for each maturity year is applied to the plans’ corresponding expected benefit payments of that year.
(3)	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(4)	To develop its expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers multiple factors. The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the current asset portfolio mix. Consideration is taken of the historical performance, the premium return generated from an actively managed portfolio, as well as current and future anticipated asset allocations, economic developments, inflation rates and administrative expenses. Based on these factors, the rate is determined by the Company. For 2015, the Company used a long-term rate of return assumption of 7.00% on the market-related value of plan assets to compute net periodic benefit cost (income). The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. In 2016, the Company will maintain the expected long-term rate of return on plan assets at 7.00% to reflect management's current view of long-term investment returns.

Health care cost trend rate for other postretirement benefits

For measurement purposes, increases in the per capita cost of covered health care benefits were assumed to be 6.5% for 2015. It is assumed that the rate will decrease gradually to 4.5% in 2028 and remain at that level thereafter. Assumed health care costs have an effect on the amounts reported for health care plans. A one-percentage-point change in the assumed health care cost trend rate would have the following effect.

##XS
		One-percentage-point
	In millions	Increase	Decrease
	Effect on total service and interest costs	$1	$(1)
	Effect on benefit obligation	13	(11)
				##XE
##XS
	Estimated future benefit payments
	In millions	Pensions	Other postretirement benefits
	2016	$1,029	$18
	2017	1,040	19
	2018	1,048	19
	2019	1,053	18
	2020	1,059	18
	Years 2021 to 2025	5,276	87
				##XE

Defined contribution and other plans

The Company maintains defined contribution pension plans for certain salaried employees as well as certain employees covered by collective bargaining agreements. The Company also maintains other plans including Section 401(k) savings plans for certain U.S. based employees. The Company’s contributions under these plans are expensed as incurred and amounted to $18 million, $16 million and $13 million for 2015, 2014 and 2013, respectively.

Contributions to multi-employer plan

Under collective bargaining agreements, the Company participates in a multi-employer benefit plan named the Railroad Employees National Early Retirement Major Medical Benefit Plan which is administered by the National Carriers’ Conference Committee (NCCC), and provides certain postretirement health care benefits to certain retirees. For 2015, 2014 and 2013, the Company’s contributions under this plan were expensed as incurred and amounted to $10 million in each year. The annual contribution rate for the plan is determined by the NCCC and was $140.54 per month per active employee for 2015 ($141.29 in 2014). The plan covered 777 retirees in 2015 (807 in 2014).

Adoption of the spot rate approach

Beginning in 2016, the Company will adopt the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans on a prospective basis as a change in accounting estimate. In 2015 and in prior years, these costs were determined using the discount rate used to measure the projected benefit obligation at the beginning of the period.

The spot rate approach enhances the precision to which current service cost and interest cost are measured by increasing the correlation between projected cash flows and spot discount rates corresponding to their maturity. Under the spot rate approach, individual spot discount rates along the same yield curve used in the determination of the projected benefit obligation are applied to the relevant projected cash flows at the relevant maturity. More specifically, current service cost is measured using the projected cash flows related to benefits expected to be accrued in the following year by active members of a plan and interest cost is measured using the projected cash flows making up the projected benefit obligation multiplied by the corresponding spot discount rate at each maturity. Use of the spot rate approach does not affect the measurement of the projected benefit obligation.

Based on bond yields prevailing at December 31, 2015, the single equivalent discount rates to determine current service cost and interest cost under the spot rate approach in 2016 are 4.24% and 3.27%, respectively, compared to 3.99%, for both costs, under the approach applicable to 2015 and prior years. For 2016, the Company estimates the adoption of the spot rate approach will increase net periodic benefit income by approximately $120 million compared to the approach applicable in 2015 and prior years.